Other Non-Operating Income	12 Months Ended
Sep. 30, 2024
Other Non-Operating Income [Abstract]
OTHER NON-OPERATING INCOME

17. OTHER NON-OPERATING INCOME

Others, non-operating income consisted of the following:

	For the years ended September 30,
	2024	2023	2022
Rental income	$17,562	$-	$130,900
Tax subsidies and deductions	(1,155)	14	34,886
Government subsidies	701	1,314	3,441
Others income/(expenses)	4,536	13,229	(55,569)
Total	$21,644	$14,557	$113,658

Rental income for the year ended September 30, 2022 was generated from the operating lease of apartments located in Tokyo, Japan. There was no rental income incurred for the year ended September 30, 2023 as EXTEND disposed the building in October 2022. Rental income for the year ended September 30, 2024 was generated from the operating lease of part of warehouse located in Saitama, Japan.